OTHER NON-CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Other non-current assets:
Rent and property management deposits	¥ 26,073		¥ 22,683
Prepayment for equipment and leasehold improvements	4,325		2,831
Others	526		3,239
Total other non-current assets	¥ 30,924	$ 4,255	¥ 28,753